Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 2,337	$ 3,790
Net plan surpluses	48	239
Net plan obligations	(478)	(267)	$ (470)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Net plan obligations	(81)	(96)	$ (98)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,787)	(4,025)
Fair value of plan assets	2,337	3,790
Net plan (obligations) assets	(450)	(235)
Net plan surpluses	44	235
Net plan obligations	(494)	(470)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,502)	(3,658)
Fair value of plan assets	2,337	3,790
Net plan (obligations) assets	(165)	132
Net plan surpluses	44	235
Net plan obligations	(209)	(103)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(227)	(295)
Net plan (obligations) assets	(227)	(295)
Net plan obligations	(227)	(295)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(58)	(72)
Net plan (obligations) assets	(58)	(72)
Net plan obligations	$ (58)	$ (72)